Inventories, net (Tables)	12 Months Ended
Dec. 31, 2021
Inventories, net
Schedule of Inventories, net

	As of December 31,
	2020	2021

	(RMB in millions)
Products	60,455	77,422
Packing materials and others	470	478

Inventories	60,925	77,900
Inventory valuation allowance	(1,992)	(2,299)

Inventories, net	58,933	75,601